Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 25, 2018
Document Effective Date	Jan. 28, 2018
Prospectus Date	Jan. 28, 2018
Poplar Forest Partners Fund | Class A
Prospectus:
Trading Symbol	PFPFX
Poplar Forest Partners Fund | Institutional Class
Prospectus:
Trading Symbol	IPFPX
Poplar Forest Cornerstone Fund | Class A
Prospectus:
Trading Symbol	PFCFX
Poplar Forest Cornerstone Fund | Institutional Class
Prospectus:
Trading Symbol	IPFCX
Poplar Forest Outliers Fund | Class A
Prospectus:
Trading Symbol	PFOFX
Poplar Forest Outliers Fund | Institutional Class
Prospectus:
Trading Symbol	IPFOX